Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentives – Equity Compensation
We maintain the 2019 Equity Incentive Plan, the Conditional Share Capital Plan and the Inducement Plan, all of which are broad-based omnibus equity compensation programs that permit the compensation committee to award various types of equity-based awards. Following a review of the benchmark data as provided by our committee’s independent compensation adviser, the compensation committee determined the targeted number of shares to grant for our 2024 annual grant based on a review of market grant levels as measured as a percent of common shares outstanding. The targeted positioning versus market aligns our long-term incentive philosophy to norms within our industry. Although in prior years our long-term incentive award was issued in both stock options and RSUs, in 2024 the grant (awarded in 2023) was issued as 100% time-vested restricted stock units. Granting in RSUs allows us to effectively manage our annual share usage while continuing to provide the necessary incentives that continue to drive shareholder alignment. We intend to annually revisit our long-term incentive program to determine which vehicles strike the right balance between shareholder alignment, engagement and performance.
Our compensation committee elected to make the annual awards for 2024 in December 2023 in order to better align our executive officers and employees with shareholders and encourage retention of the team. In December 2023, we granted 990,000 RSUs to Mr. Mallik, 350,000 RSUs to Mr. Carmona and 270,000 RSUs to Dr. Zaki under the Conditional Share Capital Plan. These RSUs vest 50% on the first anniversary of the grant date and 50% on the second anniversary of the grant date. Instead of making annual equity awards in March 2024, we made the annual equity grants in December 2023, which resulted in two equity grants in one year due to the changed schedule. As a result of pulling forward the 2024 grant, there were no equity awards to our named executive officers in 2024 and the next equity grant was issued in February 2025.
We utilize double trigger vesting. Accordingly, unless the compensation committee determines otherwise with respect to a particular grant, to the extent a change in control of the Company occurs and the Company is not the surviving corporation (or survives only as a subsidiary of another corporation) and if the awards are assumed by, or replaced with awards with comparable terms by, the surviving corporation (or parent or subsidiary of the surviving corporation), the awards will vest or become fully exercisable, as applicable on the date that the grantee is terminated by the Company without cause or the executive terminates his or her employment with good reason if such termination is upon or within 12 months following the change in control.
The compensation committee recommends and the Board approves compensation for our NEOs. The compensation committee may make off-cycle grants for newly hired or newly promoted officers, and otherwise makes other grants only in special circumstances. We strictly refrain from retroactively granting share options or common share grants and avoid aligning grant timing with the disclosure of material nonpublic information about our Company. We believe that our grant practices are appropriate and minimize questions regarding timing of grants in anticipation of material events, since grants become effective in accordance with standard grant procedures.

Award Timing Method	The compensation committee recommends and the Board approves compensation for our NEOs. The compensation committee may make off-cycle grants for newly hired or newly promoted officers, and otherwise makes other grants only in special circumstances.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We strictly refrain from retroactively granting share options or common share grants and avoid aligning grant timing with the disclosure of material nonpublic information about our Company. We believe that our grant practices are appropriate and minimize questions regarding timing of grants in anticipation of material events, since grants become effective in accordance with standard grant procedures.